Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated April 3, 2017, to the Fund’s Prospectus and

Statement of Additional Information dated January 1, 2017, as supplemented and amended to date

Effective immediately, all reference to “Delaware Management Business Trust” is hereby deleted and replaced with “Macquarie Investment Management Business Trust”.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.